Financial Instruments (Details) - 12 months ended Dec. 31, 2021 $ in Thousands, $ in Thousands	CAD ($)	USD ($)
Financial Instruments
Undiscounted contractual amount due out of surplus cash of subsidiary	$ 53,336	$ 42,070
Difference between the carrying amount of the loan payable and the amount the Group would be contractually required to pay at maturity	$ 46,519
Bottom of range | Credit risk
Financial Instruments
Average contractual credit period for trade receivables	25 days
Top of range | Credit risk
Financial Instruments
Minimum expected repayment period of undiscounted contractual due	12 years
Average contractual credit period for trade receivables	45 days
Average contractual credit period for sales	180 days